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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04933

Commonwealth Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203

(Address of principal executive offices) (Zip code)

CT Corporation System, 4701 Cox Road, Suite 301, Glen Allen, Virginia 23060

(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 338-3383

Date of fiscal year end:  June 30

Date of reporting period:  7/1/06 to 12/31/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORTS TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2006 ARE ATTACHED BELOW.

CCRF Prime Portfolio
CCRF Federal Portfolio
Semi-Annual Report
December 31, 2006

table of contents

1	MESSAGE FROM THE INVESTMENT MANAGER
2	FINANCIAL HIGHLIGHTS
3	STATEMENT OF NET ASSETS
5	STATEMENTS OF OPERATIONS
6	STATEMENTS OF CHANGES IN NET ASSETS
7	NOTES TO FINANCIAL STATEMENTS
12	THE FUND’S BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
13	INFORMATION ABOUT FUND EXPENSES
14	OTHER FUND INFORMATION

For further information on the Fund, call 1-800-338-3383 or visit us at www.ccrf.net

The Fund filed its complete schedule of portfolio holdings with the SEC for the first fiscal quarter on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from the Fund’s Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Fund’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Fund’s proxy voting record during the 12 months ended June 30, 2006 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER

CCRF Prime and Federal shareholders enjoyed stable yields in the second half of 2006 after the Federal Open Market Committee suspended its two year program to boost short-term rates from their historic lows. With the overnight bank rate pegged at 5.25% since the end of June, the yields of the CCRF portfolios maintained a favorable position compared to that of other short-term investments. For the six month period, the portfolio’s Monthly Distribution Yields were as shown in the table to the right and the portfolio’s Seven Day Yield were as shown in the chart below.

	Monthly Distribution Yields
Month Ended	CCRF Prime	CCRF Federal
7/31/06	5.20%	5.08%
8/31/06	5.22%	5.60%
9/30/06	5.22%	5.18%
10/31/06	5.21%	4.95%
11/30/06	5.20%	4.98%
12/31/06	5.22%	5.02%

The year ended with an unusual degree of uncertainty in the outlook for the economy and interest rates. The economy slowed measurably in the second half of 2006 and inflation pressures also subsided as oil and many other commodity prices declined from their highs. The yield curve also inverted early in the summer as intermediate and long term rates declined below the target Federal Funds rate, an occurrence that often presages a recession. Many economists took these signs to mean that economic growth would weaken to the level of 2% or below and that the Federal Reserve would soon reverse direction and begin loosening credit.

The last months of the year, however, brought signs of renewed growth and by year-end the market reflected an outlook for an economic “soft landing.” This could mean growth in the range of 3%, and a gradual improvement in the inflation outlook, events that could keep the Federal Reserve on the sidelines, and short-term rates unchanged, for months to come. In such an environment a longer weighted average maturity, consistent with liquidity requirements, can be justified.

Meanwhile the credit markets remained stable with credit premiums declining in response to strong corporate profits, a rising stock market and a positive outlook for corporate credit ratings. The CCRF Prime portfolio took advantage of this stability by investing a major part of its assets in corporate-issued money market instruments.

We are committed to managing the Funds with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments.

Respectfully,
PFM Asset Management LLC

CCRF Prime and Federal Semi-Annual Report | December 31, 2006 1

FINANCIAL HIGHTLIGHTS

For a share outstanding throughout each period

CCRF Prime Portfolio

	Six Months Ended December 31, 2006	Year Ended June 30,		April 1, 2004 through June 30,	Year Ended March 31
	(unaudited)	2006	2005	2004	2004	2003	2002
Net Asset Value,
Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income From
Operations
Net Investment Income	0.026	0.041	0.020	0.002	0.010	0.016	0.031
Total From Operations	0.026	0.041	0.020	0.002	0.010	0.016	0.031
Less: Distributions
Net Investment Income	(0.026)	(0.041)	(0.020)	(0.002)	(0.010)	(0.016)	(0.031)
Total Distributions	(0.026)	(0.041)	(0.020)	(0.002)	(0.010)	(0.016)	(0.031)
Net Asset Value,
End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	2.66%	4.16%	2.05%	0.24%	1.03%	1.65%	3.12%
Ratios/Supplemental
Data
Net Assets,
End of Period (000)	$235,830	$154,533	$197,189	$369,129	$332,147	$292,913	$249,044
Ratio of Expenses to
Average Net Assets	0.15%[t]	0.15%	0.15%	0.15%[t]	0.15%	0.15%	0.15%
Ratio of Expenses to
Average Net Assets Before
Fee Waivers	0.22%[t]	0.24%	0.22%	0.22%[t]	0.21%	0.22%	0.23%
Ratio of Net Investment
Income to Average
Net Assets	5.25%[t]	4.01%	1.96%	0.96%[t]	1.02%	1.57%	3.07%
Ratio of Net Investment
Income to Average Net
Assets Before Fee Waivers	5.18%[t]	3.92%	1.89%	0.89%[t]	0.96%	1.50%	2.99%

CCRF Federal Portfolio

	Six Months Ended December 31, 2006	Year Ended June 30,		April 1, 2004 through June 30,	May 19, 2003* through March 31,
	(unaudited)	2006	2005	2004	2004
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations
Net Investment Income	0.026	0.040	0.020	0.002	0.008
Total From Operations	0.026	0.040	0.020	0.002	0.008
Less: Distributions
Net Investment Income	(0.026)	(0.040)	(0.020)	(0.002)	(0.008)
Total Distributions	(0.026)	(0.040)	(0.020)	(0.002)	(0.008)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	2.62%	4.08%	2.01%	0.22%	0.83%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$9,636	$10,891	$66,229	$59,908	$106,749
Ratio of Expenses to Average
Net Assets	0.21%[t]	0.16%	0.15%	0.14%[t]	0.13%[t]
Ratio of Expenses to Average Net
Assets Before Fee Waivers	0.68%[t]	0.28%	0.27%	0.31%[t]	0.25%[t]
Ratio of Net Investment Income to
Average Net Assets	5.13%[t]	3.64%	2.01%	0.88%[t]	0.95%[t]
Ratio of Net Investment Income to
Average Net Assets Before
Fee Waivers	4.66%[t]	3.52%	1.89%	0.71%[t]	0.83%[t]

* Date of Commencement of Operations
t Annualized
The accompanying notes are an integral part of these financial statements.

2 CCRF Prime and Federal Semi-Annual Report | December 31, 2006

STATEMENTS OF NET ASSETS (unaudited)

December 31, 2006

CCRF Prime Portfolio

	Face Amount (000)	Value (000)
CERTIFICATES OF DEPOSIT (50.6%)
Bank of America
5.30% 5/4/07	$8,000	$8,000
Barclays Bank
5.32% 1/12/07	7,000	7,000
BNP Paribas (NY)
5.30% 1/24/07	4,000	4,000
Calyon North America
5.30% 2/27/07	7,000	7,000
5.40% 6/4/07	3,000	3,000
Canadian Imperial Bank
5.32% 1/29/07	10,000	10,000
Charter One Bank
5.33% 3/19/07	4,000	4,000
CitiBank
5.30% 3/7/07	10,000	10,000
CS First Boston
5.30% 1/8/07	7,000	7,000
Depfa Bank (NY)
5.32% 2/28/07	3,000	3,000
5.32% 2/28/07	7,000	7,000
Dresdner Bank (NY)
5.30% 1/16/07	10,000	10,000
Fortis Bank (NY)
5.29%(1) 5/29/07	7,000	6,999
HBOS Treasury Services
5.30% 2/5/07	9,685	9,679
Royal Bank of Canada
5.31% 2/22/07	9,000	9,000
Royal Bank of Scotland
5.29%(1) 2/23/07	5,000	5,000
5.28% 3/12/07	1,000	1,000
Svenska Handelsbanken (NY)
5.35% 1/12/07	4,558	4,558
5.29% 3/1/07	3,000	3,000
Total Certificates of Deposit		119,236
ASSET-BACKED COMMERCIAL PAPER (22.5%)
Amstel Funding Corp.
5.31% 1/10/07	3,000	2,996
Atlantis One Funding
5.32% 3/15/07	9,000	8,904
Edison Asset Securitization
5.31% 1/12/07	7,155	7,144
Kitty Hawk Funding Corp.
5.36% 1/23/07	6,000	5,980
5.38% 1/26/07	2,102	2,094
Ranger Funding Co.
5.31% 1/5/07	7,000	6,996
Scaldis Capital LLC
5.30% 3/5/07	3,000	2,973
Tulip Funding Corp.
5.32% 2/16/07	8,000	7,946
Yorktown Capital LLC
5.31% 1/25/07	8,000	7,972
Total Asset-Backed Commercial Paper		53,005

The accompanying notes are an integral part of these financial statements.

CCRF Prime and Federal Semi-Annual Report | December 31, 2006 3

STATEMENTS OF NET ASSETS continued

	Amount (000)	Value (000)
COMMERCIAL PAPER (11.5%)
Bear Stearns
5.38%(1) 6/15/07	$7,000	$7,000
Dexia Delaware
5.34% 1/18/07	6,200	6,185
Goldman Sachs Group, Inc.
5.31%(1) 4/10/07	7,000	7,000
Morgan Stanley
5.32% 4/5/07	7,000	7,000
Total Commercial Paper		27,185
U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.2%)
Fannie Mae Notes
5.30% 1/8/08	5,000	5,000
Fannie Mae Notes
5.42% 9/5/07	5,000	4,999
Total U.S. Government & Agency Obligations		9,999
REPURCHASE AGREEMENTS (10.7%)
Bear Stearns
5.31% 1/2/07	25,150	25,150
(Dated 12/29/06, repurchase price $25,164,839, collateralized by variable rate
Freddie Mac securities maturing 11/1/14 to 7/1/36, market value $21,877,365;
and variable rate Fannie Mae securities maturing 5/1/31 to 7/1/36, market value
$3,776,534)
Total Repurchase Agreements		25,150
TOTAL INVESTMENTS (99.5%)		234,575
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.5%)		1,255
NET ASSETS (100.0%)
Applicable to 235,830,176 outstanding shares of beneficial interest
(2,000,000,000 shares authorized - no par value)		$235,830
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE		$1.00

CCRF Federal Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. GOVERNMENT & AGENCY OBLIGATIONS (100.2%)
Federal Home Loan Bank Discount Notes
5.11% 1/5/07	$4,655	$4,652
Freddie Mac Discount Notes
5.23% 1/23/07	5,020	5,004
Total U.S. Government & Agency Obligations		9,656
TOTAL INVESTMENTS (100.2%)		9,656
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(20)
NET ASSETS (100.0%)
Applicable to 9,636,190 outstanding shares of beneficial interest
(2,000,000,000 shares authorized - no par value)		$9,636
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE		$1.00

(1) Floating Rate or Variable Rate Obligation, rate shown is that which was in effect at December 31, 2006.

The accompanying notes are an integral part of these financial statements.

4 CCRF Prime and Federal Semi-Annual Report | December 31, 2006

STATEMENTS OF OPERATIONS

CCRF Prime Portfolio
(000)

	Six Months	Year
	Ended	Ended
	December 31, 2006	June 30, 2006
	(unaudited)
INVESTMENT INCOME
Interest Income	$4,842	$6,191
EXPENSES
Management Fees	152	253
Banking Fees	15	20
Legal Fees	5	34
Audit Fees	7	13
Directors Fees and Expenses	5	11
Registration Fees	2	6
Insurance, Rating Fees and Other	8	14
Total Expenses	194	351
Less Expenses Waived by Investment Advisor	(58)	(128)
Net Expenses	136	223
Net Investment Income	4,706	5,968
Net Realized Loss on Sale of Investments	(3)	(14)
Net Increase in Net Assets Resulting from Operations	$4,703	$5,954

CCRF Federal Portfolio
(000)

	Six Months	Year
	Ended	Ended
	December 31, 2006	June 30, 2006
	(unaudited)
INVESTMENT INCOME
Interest Income	$236	$1,811
EXPENSES
Management Fees	8	81
Banking Fees	3	7
Legal Fees	-	2
Audit Fees	7	13
Directors Fees and Expenses	5	11
Registration Fees	2	5
Insurance, Rating Fees and Other	5	11
Total Expenses	30	130
Less Expenses Waived and Subsidies by
Investment Advisor	(21)	(54)
Net Expenses	9	76
Net Investment Income	227	1,735
Net Realized Gain on Sale of Investments	-	1
Net Increase in Net Assets Resulting from Operations	$227	$1,736

The accompanying notes are an integral part of these financial statements.

CCRF Prime and Federal Semi-Annual Report | December 31, 2006 5

STATEMENTS OF CHANGES IN NET ASSETS

CCRF Prime Portfolio
(000)

	Six Months	Year
	Ended	Ended
	December 31, 2006	June 30, 2006
	(unaudited)
INCREASE IN NET ASSETS
Operations
Net Investment Income	$4,706	$5,968
Net Realized Loss on Sale of Investments	(3)	(14)
Net Increase in Net Assets	4,703	5,954
Distributions
Net Investment Income, Net of Realized Loss
on Sale of Investments	(4,703)	(5,954)
Total Distributions	(4,703)	(5,954)
Capital Share Transactions (at $1.00 per share)
Issued	249,439	351,225
Redeemed	(172,845)	(399,835)
Distributions Reinvested	4,703	5,954
Net Increase (Decrease) from Capital
Share Transactions	81,297	(42,656)
Total Increase (Decrease) in Net Assets	81,297	(42,656)
Net Assets
Beginning of Period	154,533	197,189
End of Period	$235,830	$154,533

CCRF Federal Portfolio
(000)

	Six Months	Year
	Ended	Ended
	December 31, 2006	June 30, 2006
	(unaudited)
INCREASE IN NET ASSETS
Operations
Net Investment Income	$227	$1,735
Net Realized Gain on Sale of Investments	-	1
Net Increase in Net Assets	227	1,736
Distributions
Net Investment Income	(227)	(1,735)
Net Realized Gain on Sale of Investments	-	(1)
Total Distributions	(227)	(1,736)
Capital Share Transactions (at $1.00 per share)
Issued	15,194	87,368
Redeemed	(16,676)	(144,442)
Distributions Reinvested	227	1,736
Net (Decrease) from Capital Share Transactions	(1,255)	(55,338)
Total (Decrease) in Net Assets	(1,255)	(55,338)
Net Assets
Beginning of Period	10,891	66,229
End of Period	$9,636	$10,891

The accompanying notes are an integral part of these financial statements.

6 CCRF Prime and Federal Semi-Annual Report | December 31, 2006

NOTES TO FINANCIAL STATEMENTS (unaudited)

A. ORGANIZATION

Commonwealth Cash Reserve Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company and was organized as a Virginia corporation on December 8, 1986. The Fund offers three separate investment portfolios: the Commonwealth Cash Reserve Fund (“Prime Portfolio”), the CCRF Federal Portfolio (“Federal Portfolio”) and the SNAP® Fund (“SNAP Fund”). The Prime Portfolio and the Federal Portfolio (each a “Portfolio” and collectively, the “Portfolios”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry. The issuers’ abilities to meet their obligations may be affected by economic developments in such industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Federal Portfolio commenced operations on May 19, 2003. The SNAP Fund is a money market fund designed and managed to suit the special cash management needs of institutions such as municipalities, other governmental entities, and political subdivisions in Virginia.

This semi-annual report represents the semi-annual report of only the Institutional Class of the Prime Portfolio and the Institutional Class of the Federal Portfolio. The Prime Portfolio has an IllinoisPrime share class, however as of December 31, 2006, no shares of the Prime Portfolio’s IllinoisPrime share class were issued. The SNAP Fund’s semi-annual report is presented separately and can be provided upon request by contacting the Fund.

B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Portfolios are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from these estimates. The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at December 31, 2006. It is each Portfolio’s policy to compare amortized cost and fair value of securities at least weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective Portfolio on the last business day of each month.

4.
Each Portfolio may invest cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Portfolio’s custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

CCRF Prime and Federal Semi-Annual Report | December 31, 2006 7

5.
Each Portfolio has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2006, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Portfolios are considered ordinary income for federal income tax purposes. The components of each Portfolio’s net assets on a tax basis are materially the same as the book components of each Portfolio’s net assets.

6.
On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund's management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

7.
In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements, (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. The Fund's management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

C. FEES AND CHARGES

PFM Asset Management LLC (“PFM”), is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Portfolios, pursuant to separate agreements with the Fund. Fees for investment advisory services provided to the Portfolios are calculated at an annual rate of .12% of the average daily net assets of each Portfolio up to $200 million, .10% on the next $200 million of such assets, .09% on the next $200 million and .08% on such assets in excess of $600 million. Fees for administration services are calculated at an annual rate of .05% of the average daily net assets of each Portfolio. Fees for transfer agent services are limited to out-of-pocket expenses attributable to the performance of duties under the transfer agency agreements.

No transfer agent fees were charged to the Portfolios by PFM during the six months ended December 31, 2006. PFM voluntarily waived $58,000 of fees under the Prime Portfolio advisory and administration agreements so that the aggregate operating expenses of the Prime Portfolio would not exceed .15% of the Portfolio’s average net assets for the six months ended December 31, 2006. Fees paid to PFM after such waivers represented .10% of the Prime Portfolio’s average net assets for the six months ended December 31, 2006. PFM also voluntarily waived $7,500 of fees under the Federal Portfolio advisory and administration agreements, and subsidized an additional $13,000 of expenses of the Fund. Fees paid to PFM after such waivers and subsidies represented 0% of the Federal Portfolio’s average net assets for the six months ended December 31, 2006.

8 CCRF Prime and Federal Semi-Annual Report | December 31, 2006

The Fund has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 of the 1940 Act, which permits the Portfolios to bear certain expenses in connection with the distribution of its shares, provided the requirements of the Rule are met. Commonwealth Financial Group, Inc. (the “Former Distributor”) served as the Portfolios’ distributor through June 30, 2005 pursuant to a distribution agreement with the Fund. The President of the Fund is the President and sole shareholder of the Former Distributor. On July 1, 2005, PFM Fund Distributors, Inc., a wholly owned subsidiary of PFM, began serving as the distributor of the Portfolios (the “Distributor”). The Distribution Plan authorizes the Fund to reimburse its Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of the Portfolios, in an amount not to exceed .25% of each Portfolio’s average daily net asset value in any year. Any payments made under the Plan are made only as determined from time to time by the Board of Directors. For the six months ended December 31, 2006, the Portfolios did not make any payments pursuant to the Distribution Plan.

During the six months ended December 31, 2006, the Prime Portfolio and Federal Portfolio incurred approximately $200 and $50, respectively, of legal expenses for services of a law firm of which the former Secretary of the Fund is a Partner.

The Fund has entered into agreements with various service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund’s management believes the likelihood of a claim being made is remote.

D. GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Portfolios are not subject to GAS, the following risk disclosures of its investment portfolio as of December 31, 2006 have been provided for the information of the Portfolios’ shareholders.

Credit Risk

The Portfolios’ investment policies are set forth in the Portfolios’ Prospectus and are further described in the Portfolios’ Statement of Additional Information. The Portfolios may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Portfolios may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. The Federal Portfolio’s investment policy further prohibits the Federal Portfolio from investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds.

CCRF Prime and Federal Semi-Annual Report | December 31, 2006 9

As of December 31, 2006, the Portfolios were comprised of investments which were, in aggregate, rated by Standard & Poor’s as follows:

	AAA	A-1+	A-1	AA	AA-
Prime Portfolio	15.0%	57.9%	14.4%	6.7%	6.0%
Federal Portfolio	-	100.0%	-		-

The above ratings of the Portfolios include the ratings of collateral underlying repurchase agreements in effect for the Portfolio at December 31, 2006.

Concentration of Credit Risk

Neither Portfolio may purchase a security if 25% or more of the relevant Portfolio’s total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Portfolio may not buy the obligations of any issuer, other than those of the United States Government, its agencies and instrumentalities, if more than 5% of the relevant Portfolio’s total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies or instrumentalities.

Although a Portfolio may not lend money or assets, it may buy those debt obligations or use those deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectus). It may also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Portfolio will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. A Portfolio may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. A Portfolio may not purchase securities that cannot be freely sold for legal reasons. A Portfolio may not purchase securities of any other investment company if more than 10% of the Portfolio’s total assets would then be invested in investment companies. A Portfolio may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are: (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Prime Portfolio’s investment policy establishes certain restrictions on investments and limitations on portfolio composition.

The Prime Portfolio’s investment policy provides that no more than 35% of the Portfolio’s total assets may be invested in commercial paper, and no more than 5% of its total assets may be invested in commercial paper of any single issuer (at the time of purchase).

The Portfolios’ investment holdings at December 31, 2006 included the following issuers which individually represented greater than 5% of the Fund’s total investment portfolio:

	Prime	Federal
Issuer	Portfolio	Portfolio
Bear Stearns	13.7%	-
Freddie Mac	-	51.8%
Federal Home Loan Bank	-	48.2%

10 CCRF Prime and Federal Semi-Annual Report | December 31, 2006

Interest Rate Risk

The Portfolios’ investment policies limits its exposure to market value fluctuations due to changes in interest rates by requiring that: (1) each Portfolio maintain a dollar-weighted average maturity of not greater than ninety days; (2) any investment securities purchased by the Portfolios have remaining maturities of 397 days or less; and (3) for the Prime Portfolio, the remaining maturity of any commercial paper purchased by the Portfolio be limited to 270 days or less.

The weighted average maturity of investments held by the Federal Portfolio at December 31, 2006 was 14.3 days. At December 31, 2006, the Federal Portfolio’s entire investment portfolio was invested in U.S. Government Agency discount notes with a fair value of $9,656,379

The weighted average maturity of investments held by the Prime Portfolio’s at December 31, 2006 was 45.6 days. The fair value and weighted average maturity of the types of investments in which the Prime Portfolio was invested at December 31, 2006 are as follows:

		Weighted
Type of Investments	Fair Value	Average Maturity
U.S. Government Agency Bonds	$9,999,492	310.5 Days
Certificates of Deposit	$119,236,339	46.6 Days
Asset-Backed Commercial Paper	$53,005,068	33.4 Days
Commercial Paper	$27,184,424	7.7 Days
Repurchase Agreements	$25,150,000	2.0 Days

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; and (2) the effective maturity of callable securities is assured to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its call date.

CCRF Prime and Federal Semi-Annual Report | December 31, 2006 11

THE FUND’S BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD

(unaudited)

Name, Position Held with Fund,
(Served Since), Birthyear, Other	Principal Occupation(s) During the Past Five Years (Number of Portfolios
Directorships Held	in Fund Complex Overseen by Director/ Officer/Advisory Board Member)
INDEPENDENT DIRECTORS
Giles Dodd	Retired; Former Director of Finance, City of Greenville, South Carolina,
Director (1996)	1993-1996; Former Director of Finance/Assistant City
Birthyear: 1926	Manager, City of Virginia Beach; Past President Virginia
Other directorships: None	Government Finance Officers Association; (3)
Robert J. Fagg, Jr.	Retired; Former Director of the Annual Giving Program, Virginia
Director (1986)	Commonwealth University, 1981-1998; Development
Birthyear: 1940	Officer, 1974-1781; (3)
Other directorships: None
Robert R. Sedivy	Vice President-Finance and Treasurer, Collegiate School,
Director (1996)	Richmond, Virginia, 1988-present; Past President Virginia
Birthyear: 1946	Association of Independent Schools Financial Officers
Other directorships: None	Group; (3)
OFFICERS AND AFFLIATED DIRECTORS
Jeffrey A. Laine	President, Commonwealth Financial Group, 1994-present; President,
Director, President &	Laine Financial Group, Inc., (an investment advisory firm)
Treasurer (1986)	1992-present; (3)
Birthyear: 1957
Other directorships: None
Martin P. Margolis	President, PFM Asset Management LLC,
Director & Vice President (1996)	2001-present; Managing Director, Public Financial
Birthyear: 1944	Management, Inc., (a financial advisory firm)
Other directorships: None	1986-present; (3)
Jennifer L. Scheffel, Esq.	Senior Managing Consultant, PFM Asset Management LLC,
Secretary (2005)	2004 to present; Assistant Vice President, Ambac Financial
Birthyear: 1972	Group, Inc., 2004; Assistant Vice President, Chief Compliance
Other directorships: None	Officer, Cadre Financial Services, Inc., 2002 to 2004;
PlusFunds Group, Inc., 2001 to 2002; Cozen & O’Conner,
2000 to 2001; (3)
ADVISORY BOARD MEMBERS
Richard A. Cordle, M.G.T.	Treasurer, Chesterfield County, Virginia, 1991-present; (3)
Advisory Board Member (2006)
Birthyear: 1955
Other directorships: None
Larry W. Davenport	Director of Finance, Hampton Roads Transit, Virginia,
Advisory Board Member (1995)	2004 - present; Director of Finance, Southeastern Public Service
Birthyear: 1946	Authority, Virginia, 1998-2004; (3)
Other directorships: None
Ann Davis, M.G.T.	Treasurer, City of Williamsburg / James City County, Virginia, 1998-present; (3)
Advisory Board Member (2006)
Birthyear: 1946
Other directorships: None
Richard A. Davis	Public Finance Manager, Virginia Department of Treasury,
Advisory Board Member (2006)	1997-present; (3)
Birthyear: 1945
Other directorships: None
Christopher Martino
Advisory Board Member (1996)	Director of Finance, Prince William County, Virginia, February
Birthyear: 1956	1996-present; Certified Public Accountant, Member of the Government
Other directorships: None	Finance Officers Association. (3)

12 CCRF Prime and Federal Semi-Annual Report | December 31, 2006

INFORMATION ABOUT FUND EXPENSES (unaudited)

As a shareholder of a Portfolio, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Portfolios do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Portfolios do incur operating expenses. So when invested in the Portfolios, you will incur ongoing costs, including management fees, distribution (12b-1) fees, and other operating expenses of the Portfolios.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2006. This example illustrates your Portfolio’s expenses in two ways:

Actual Returns and Expenses  This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Portfolio using that Portfolio’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled “Expenses Paid During the Period” for your Portfolio to estimate the expenses you paid on your account with that particular Portfolio during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare your Portfolio’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Portfolios’ actual rate of return, but is useful in making comparisons of the costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Portfolios
for the Six Months Ended December 31, 2006

Based on Actual Fund Expenses and Returns	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid Per $1,000 During Period*
CCRF Prime Portfolio	$1,000.00	$1,026.60	$0.77
CCRF Federal Portfolio	$1,000.00	$1,026.20	$1.07
Based on Actual Fund Expenses
and a Hypothetical 5% Return
CCRF Prime Portfolio	$1,000.00	$1,024.44	$0.77
CCRF Federal Portfolio	$1,000.00	$1,024.15	$1.07

* Expenses are equal to the Portfolios’ annualized expense ratios of 0.15% and 0.21% for the CCRF Prime Portfolio and CCRF Federal Portfolio, respectively, multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Portfolios do not charge their shareholders transaction-based fees, however other funds used for comparison may charge transactional fees.

CCRF Prime and Federal Semi-Annual Report | December 31, 2006 13

OTHER FUND INFORMATION (unaudited)

Board Consideration of Portfolios’ Investment Advisory Agreement

At a meeting held on July 19, 2006, the Board of Directors, including a majority of directors who are not “interested persons,” as defined by the 1940 Act, of the Portfolios (“Independent Directors”), approved the renewal of the Investment Advisory Agreements between each of the Portfolios and PFM. In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically for purposes of determining whether to renew the Portfolios’ Investment Advisory Agreements.

In consider such materials, the Independent Directors received assistance and advice from and met separately with independent counsel. While the Board considered the Investment Advisory Agreement for each of the Portfolios and the SNAP Fund at the same Board meeting, information was provided and considered by the Board for each Portfolio and the SNAP Fund individually. In approving the continuance of the Investment Advisory Agreement for each Portfolio, the Board, including a majority of Independent Directors, determined that the existing advisory fee structures for each Portfolio were fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of each Portfolio’s and their shareholders. While attention was given to all information furnished and no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the continuation of each Portfolio’s Investment Advisory Agreement, the following discusses the primary factors relevant to the Board’s deliberations and determination, including those relating to the selection of the investment adviser and the approval of the advisory fees.

Nature, Extent and Quality of Services The Board considered the services provided by PFM to the Portfolios and their shareholders. In reviewing the nature, extent and quality of services, the Board considered PFM’s research and portfolio management capabilities, administrative and compliance infrastructure (including technology and operational support), and PFM’s ability to monitor the administrative, transfer agency and other functions performed for the Portfolios. The Board noted their overall satisfaction with the nature, quality and extent of services provided by PFM and concluded that the Portfolios were receiving all services required from PFM under its Investment Advisory Agreement with each Portfolio and that such services were of high quality.

Comparative Fees and Expenses The Board considered the fees and expenses of each Portfolio compared with those of similar accounts, funds and portfolios, including the SNAP Fund. In reviewing this information, the Board noted that the fee and expense information provided reflected actual fees charged without the voluntary waiver of expenses by PFM. It was also noted that the effective total expense ratios for the Prime and Federal Portfolios as of June 30, 2006 were .15% and .16%, respectively, of each Portfolio’s net assets. The Board noted that the total expenses of the Portfolios are among the lowest quartile of their comparison group. The Board determined that the fees and expense ratios of the Portfolios are fair, among the lowest charged by PFM to its advisory clients, and within the range of the fees and expense ratios of similar funds and portfolios.

Investment Performance The Board considered the investment performance of PFM, the Fund and the Prime and Federal Portfolios. The Board noted that since inception and for the year ended June 30, 2006 total returns for the Prime Portfolio and the Federal Portfolio were 4.16% and 4.16%, and 4.08% and 2.23%, respectively. The Board reviewed and discussed this performance information and reviewed the performance of the Portfolios relative to that of comparable funds and portfolios, including other accounts and funds managed by PFM. The Board concluded that the performance of the Portfolios compared favorably with the performance of similar accounts, funds and portfolios.

14 CCRF Prime and Federal Semi-Annual Report | December 31, 2006

Economies of Scale With regard to economies of scale, the Board noted that economies of scale are realized when a fund’s assets increase significantly. The Board noted that, although the net assets of the Portfolios have grown since their inception, the Portfolios have not reached an appropriate size to support further fee reductions based on economies of scale realized by PFM. However, the Board noted that they would consider negotiating such fee reductions should there by significant growth in assets of the Portfolios.

Profitability to Adviser The Board reviewed a profitability analysis which contained information relating to the costs and profits realized by the Adviser and its affiliates resulting from its relationship with the Fund and the Portfolios for the years ended June 30, 2006 (actual) and June 30, 2007 (projected). The Board reviewed and discussed the information contained therein, including the dollar amounts of the expenses allocated to different products and profits realized by the Adviser. The Board concluded that PFM had not received any significant indirect benefits from its relationship with the Fund or the Portfolios. After reviewing the information in the profitability analysis, the Board determined that the profitability amount indicated therein was not disproportionately large as to bear no reasonable relationship to the services rendered and also determined that, given the overall performance of the Portfolios and superior service levels, the current profitability of PFM resulting from its relationship with the Fund and the Portfolios was not excessive.

Experience and Qualifications The Board also reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel which was provided at the meeting. The Directors reviewed financial information and other information concerning PFM’s brokerage and portfolio transactions and compliance. The Board noted their satisfaction with the services provided by PFM, the quality of the personnel of PFM who service the Portfolios and the responsiveness of PFM’s personnel in general.

CCRF Prime and Federal Semi-Annual Report | December 31, 2006 15

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16 CCRF Prime and Federal Semi-Annual Report | December 31, 2006

Investment Adviser PFM Asset Management LLC One Keystone Plaza Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101-2044

Distributor PFM Fund Distributors, Inc. One Keystone Plaza Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101-2044

Custodian U.S. Bank, N.A. 60 Livingston Avenue St. Paul, Minnesota 55107

Depository Bank Wachovia Bank, N.A. 1021 East Cary Street Richmond, Virginia 23219

Administrator and Transfer Agent PFM Asset Management LLC One Keystone Plaza Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101-2044

Independent Registered Public Accounting Firm Ernst & Young LLP Two Commerce Square, Suite 4000 2001 Market Street Philadelphia, Pennsylvania 19103

Legal Counsel Schulte Roth & Zabel LLP 919 Third Avenue New York, New York 10022

Commonwealth Cash Reserve Fund, Inc. 4350 North Fairfax Drive, Suite 580 Arlington, Virginia 22203 1-800-338-3383

SNAP® Fund
Semi-Annual Report
December 31, 2006

table of contents

1	FUND AT A GLANCE
2	MESSAGE FROM THE INVESTMENT MANAGER
3	FINANCIAL HIGHLIGHTS
4	STATEMENT OF NET ASSETS
7	STATEMENTS OF OPERATIONS
7	STATEMENTS OF CHANGES IN NET ASSETS
8	NOTES TO FINANCIAL STATEMENTS
12	THE CCRF BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
13	VIRGINIA TREASURY BOARD AND SNAP ADVISORY BOARD MEMBERS
14	INFORMATION ABOUT THE FUND EXPENSES
16	OTHER FUND INFORMATION

For further information on the SNAP Fund, call 1-800-570-SNAP (1-800-570-7627) or visit us online at www.vasnap.com

The Fund filed its complete schedule of portfolio holdings with the SEC for the first fiscal quarter on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current SNAP Fund prospectus. The prospectus can be obtained from the Fund’s Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the SNAP Fund’s proxy voting guidelines either by calling 1-800-570-7627 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Funds’ proxy voting record during the 12 months ended June 30, 2006 either by calling 1-800-570-7627 or visiting the SEC’s website at http://www.sec.gov.

FUND AT A GLANCE (unaudited)

PERFORMANCE AND RETURNS

As of December 31, 2006

		iMoneyNet’s First
		Tier
		Institutional
	SNAP Fund	Average
6-month return	2.69%	2.50%
Average annual return
1 year	5.11%	4.75%
5 year	2.52%	2.19%
Since portfolio inception	4.17%	3.87%
7-day annualized yield	5.30%	5.01%
Monthly distribution yield	5.28%	5.03%

Portfolio inception date 7/24/1995

The performance quoted above represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results and yields may vary. For the most recent SNAP Fund performance, call 1-800-570-7627 or visit www.vasnap.com.

Historical rates shown include realized gains and losses on the sale of securities and assume the reinvestment of dividends and capital gains distributions. The current seven-day yield does not include realized gains and losses on the sale of securities and more closely reflects the current earnings of the fund than the historical rate quotations. The SNAP Fund rates shown above reflect fee waivers by certain of the fund’s service providers that subsidize and reduce the total operating expenses of the fund. The SNAP Fund’s yields and returns would have been lower if there were no such waivers.

Prior to September 17, 2004, Evergreen Investment Management Company served as the Investment Manager to the SNAP Program and was the Investment Advisor of the SNAP Fund, a series of the Evergreen Select Money Market Trust (“Evergreen SNAP Fund”), the predecessor to the CCRF SNAP Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The historical yields for the period prior to September 17, 2004 reflect the performance of the Evergreen SNAP Fund.

An investment in the SNAP Fund is not insured or guaranteed by the Federal Deposit Insurance Commission or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All data is as of December 31, 2006 and is subject to change. iMoneyNet First Tier Institutional Average yields and returns are provided by iMoneyNet, an Informa Financial company.

SNAP Fund Semi-Annual Report | December 31, 2006 1

MESSAGE FROM THE INVESTMENT MANAGER

CCRF SNAP shareholders enjoyed stable yields in the second half of 2006 after the Federal Open Market Committee suspended its two year program to boost short-term rates from their historic lows. With the overnight bank rate pegged at 5.25% since the end of June, the yields of the SNAP Fund maintained a favorable position compared to that of other short-term investments. For the six month period, the Fund’s Monthly Distribution Yields were as shown in the table to the right.

Month Ended	Monthly Distribution Yield
7/31/06	5.27%
8/31/06	5.30%
9/30/06	5.30%
10/31/06	5.28%
11/30/06	5.28%
12/31/06	5.28%

The year ended with an unusual degree of uncertainty in the outlook for the economy and interest rates. The economy slowed measurably in the second half of 2006 and inflation pressures also subsided as oil and many other commodity prices declined from their highs. The yield curve also inverted early in the summer as intermediate and long term rates declined below the target Federal Funds rate, an occurrence that often presages a recession. Many economists took these signs to mean that economic growth would weaken to the level of 2% or below and that the Federal Reserve would soon reverse direction and begin loosening credit.

The last months of the year, however, brought signs of renewed growth and by year-end the market reflected an outlook for an economic “soft landing.” This could mean growth in the range of 3%, and a gradual improvement in the inflation outlook, events that could keep the Federal Reserve on the sidelines, and short-term rates unchanged, for months to come. In such an environment a longer weighted average maturity, consistent with liquidity requirements, can be justified.

Meanwhile the credit markets remained stable with credit premiums declining in response to strong corporate profits, a rising stock market and a positive outlook for corporate credit ratings. The SNAP Fund took advantage of this stability by investing a major part of its assets in corporate-issued money market instruments.

We are committed to managing the Fund with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments.

Respectfully,
PFM Asset Management LLC

2 SNAP Fund Semi-Annual Report | December 31, 2006

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period(1)

	Six Months Ended December 31, 2006		Year Ended June 30,
	(unaudited)		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income From Operations
Net Investment Income(2)	0.027		0.042		0.020		0.010		0.016		0.031
Total From Operations	0.027		0.042		0.020		0.010		0.016		0.031
Less Distributions
Net Investment Income(2)	(0.027)		(0.042)		(0.020)		(0.010)		(0.016)		(0.031)
Total Distributions	(0.027)		(0.042)		(0.020)		(0.010)		(0.016)		(0.031)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return	2.69%		4.25%		2.12%		1.06%		1.49%		2.56%
Ratios/Supplemental Data
Net Assets, End of Period (in 000s)	$3,472,020		$2,737,201		$1,900,619		$1,774,652		$2,223,704		$1,677,555
Ratio of Expenses to Average Net Assets(3)	0.08	%(5)	0.07	%(4)	0.13	%(4)	0.08	%(4)	0.08	%(3)	0.08	%(3)
Ratio of Net Investment Income to Average Net Assets	5.29	%(6)	4.25%		2.09%		1.05%		1.46%		2.51%

(1)
Effective September 17, 2004, the Evergreen Select Money Market Trust - SNAP Fund Series was merged into the SNAP® Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The financial highlights for the periods prior to September 17, 2004 reflect the operating history of the Evergreen Select Money Market Fund - SNAP Fund Series.

(2)	Includes net realized capital gains and losses, if any, which were less than $0.005 per share.

(3)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)	For the years ended June 30, 2006 and June 30, 2005, the ratio of expenses to average net assets before fee waivers was 0.08% and 0.13%, respectively.

(5)	Annualized. For the six months ended December 31, 2006, the ratio of expenses to average net assets before fee waivers was 0.08%.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNAP Fund Semi-Annual Report | December 31, 2006 3

STATEMENT OF NET ASSETS (unaudited)

December 31, 2006

	Face
	Amount	Value
CERTIFICATES OF DEPOSIT (52.4%)
Bank of America
5.32% 2/16/07	$50,000,000	$50,000,000
5.30% 5/4/07	50,000,000	50,000,000
Barclays Bank
5.32% 1/12/07	70,000,000	70,000,000
BNP Paribas (NY)
5.35% 1/3/07	30,000,000	29,999,800
5.30%(1) 7/2/07	40,000,000	39,996,945
Calyon North America
5.30% 2/27/07	100,000,000	100,000,000
5.20% 3/30/07	15,000,000	15,000,000
5.40% 6/4/07	35,000,000	35,000,000
Canadian Imperial Bank
5.32% 1/29/07	100,000,000	100,000,000
Charter One Bank
5.34% 1/17/07	25,000,000	25,000,000
5.33% 3/19/07	24,000,000	24,000,000
CitiBank
5.32% 2/16/07	75,000,000	75,000,000
5.30% 3/7/07	60,000,000	60,000,000
CS First Boston
5.30% 1/8/07	125,000,000	125,000,000
Depfa Bank (NY)
5.32% 2/28/07	30,000,000	30,000,000
5.32% 2/28/07	50,000,000	50,000,398
5.10% 3/6/07	25,000,000	25,000,000
5.33% 3/15/07	10,000,000	9,999,705
5.32% 4/16/07	50,000,000	50,000,000
Deutsche Bank
5.40% 11/21/07	50,000,000	50,000,000
5.40% 12/12/07	35,000,000	35,000,000
Dresdner Bank (NY)
5.30% 1/16/07	150,000,000	150,000,000
Fortis Bank (NY)
5.29%(1) 5/29/07	68,000,000	67,994,300
5.30%(1) 10/15/07	50,000,000	49,993,983
HBOS Treasury Services
5.32% 3/21/07	50,000,000	50,000,000
5.20% 3/30/07	40,000,000	40,000,000
5.30% 4/18/07	25,000,000	25,000,352
5.35% 6/4/07	35,000,000	35,003,581
Royal Bank of Canada
5.31% 2/22/07	100,000,000	100,000,000
5.43% 9/21/07	15,000,000	15,000,000
Royal Bank of Scotland
5.29%(1) 2/23/07	20,000,000	19,999,315
5.28% 3/12/07	5,000,000	4,998,210
5.29%(1) 9/14/07	47,920,000	47,910,651
Svenska Handelsbanken (NY)
5.35% 1/12/07	100,000,000	99,998,310
5.29% 3/1/07	47,000,000	47,001,343

The accompanying notes are an integral part of these financial statements.

4 SNAP Fund Semi-Annual Report | December 31, 2006

STATEMENT OF NET ASSETS continued

	Face
	Amount	Value
CERTIFICATES OF DEPOSIT (52.4%) continued
Wells Fargo Bank
4.90% 2/1/07	$20,000,000	$20,000,000
Total Certificates of Deposit		1,821,896,893
ASSET-BACKED COMMERCIAL PAPER (20.2%)
Amstel Funding Corp.
5.32% 1/25/07	40,000,000	39,860,533
5.29% 3/5/07	15,000,000	14,862,975
5.31% 3/12/07	78,000,000	77,205,267
5.32% 5/18/07	25,000,000	24,506,229
Atlantis One Funding
5.31% 1/8/07	44,313,000	44,267,678
5.29% 3/5/07	18,243,000	18,076,350
5.33% 3/19/07	20,000,000	19,774,989
Kitty Hawk Funding Corp.
5.34% 1/16/07	11,628,000	11,602,176
5.38% 1/22/07	10,000,000	9,968,792
5.36% 1/23/07	18,221,000	18,161,539
Ranger Funding Co.
5.31% 1/5/07	100,000,000	99,941,444
5.31% 1/9/07	37,591,000	37,546,893
5.33% 2/9/07	29,769,000	29,598,076
Scaldis Capital LLC
5.31% 1/25/07	23,240,000	23,158,505
5.30% 3/5/07	16,475,000	16,324,213
Sheffield Receivable Corp.
5.31% 1/17/07	50,000,000	49,883,111
Tulip Funding Corp.
5.34% 1/16/07	80,000,000	79,823,000
5.32% 2/16/07	50,000,000	49,664,583
Yorktown Capital LLC
5.30% 1/12/07	15,000,000	14,975,846
5.30% 1/25/07	21,197,000	21,122,669
Total Asset-Backed Commercial Paper		700,324,868
COMMERCIAL PAPER (14.5%)
Bear Stearns Co.
5.32% 1/26/07	25,000,000	24,908,681
5.38% (1) 6/15/07	125,000,000	125,000,000
CitiGroup Funding
5.31% 1/10/07	25,000,000	24,967,250
CS First Boston
5.36% 1/3/07	35,000,000	34,989,597
Dexia Delaware LLC
5.30% 1/18/07	28,000,000	27,930,319
Goldman Sachs Group, Inc.
5.31% (1) 4/10/07	100,000,000	100,000,000
Morgan Stanley
5.32% (1) 2/26/07	35,000,000	35,000,000
5.32% (1) 4/5/07	100,000,000	100,000,000
5.32% (1) 7/20/07	30,000,000	30,000,000
Total Commercial Paper		502,795,847

The accompanying notes are an integral part of these financial statements.

SNAP Fund Semi-Annual Report | December 31, 2006 5

STATEMENT OF NET ASSETS continued

	Face
	Amount	Value
CORPORATE NOTES (2.1%)
Bank of America
5.26%(1) 5/25/07	$43,645,000	$43,645,399
General Electric Capital Corp.
5.33%(1) 3/9/07	10,785,000	10,787,890
Merrill Lynch
5.30%(1) 3/19/07	18,500,000	18,506,200
Total Corporate Notes		72,939,489
U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.0%)
Fannie Mae Notes (Callable)
4.82% 1/12/07	3,300,000	3,298,781
5.30% 1/8/08	45,000,000	45,000,000
Federal Home Loan Bank Notes (Callable)
5.55% 8/24/07	25,000,000	24,915,262
5.42% 9/5/07	10,000,000	9,998,985
5.34% 1/3/08	20,000,000	20,000,000
Total U.S. Government & Agency Obligations		103,213,028
REPURCHASE AGREEMENTS (7.9%)
Bear Stearns
5.31% 1/2/07	100,000,000	100,000,000
(Dated 12/29/06, repurchase price $100,059,000, collateralized by variable rate Fannie Mae securities maturing 4/1/11 to 7/1/36, market value $53,664,880; and by variable rate Freddie Mac securities maturing 4/1/17 to 11/1/36, market value $48,383,000)

5.31% 1/2/07	73,260,000	73,260,000
(Dated 12/29/06, repurchase price $73,303,223, collateralized by variable rate Fannie Mae securities maturing 6/1/27 to 9/1/36, market value $51,628,824; and by variable rate Freddie Mac securities maturing 4/1/16 to 11/1/36, market value $23,097,130)

Goldman Sachs
5.32% 1/2/07	100,000,000	100,000,000
(Dated 12/29/06, repurchase price $100,059,111, collateralized by Fannie Mae securities, 5% to 5.25%, maturing 1/15/07 to 9/15/16, market value $65,766,387; and Freddie Mac securities, 5.12%, maturing 2/1/36, market value $36,233,750)

Total Repurchase Agreements		273,260,000
TOTAL INVESTMENTS (100.1%)		3,474,430,125
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(2,410,392)
NET ASSETS (100.0%)
Applicable to 3,472,019,733 outstanding shares of beneficial interest (5,000,000,000 shares authorized - no par value)		$3,472,019,733
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE		$1.00

(1) Floating Rate or Variable Rate Obligation, rate shown is that which was in effect at December 31, 2006.

The accompanying notes are an integral part of these financial statements.

6 SNAP Fund Semi-Annual Report | December 31, 2006

STATEMENTS OF OPERATIONS

	Six-Months Ended December 31, 2006 (unaudited)	Year Ended June 30, 2006
INVESTMENT INCOME
Interest Income	$74,472,195	$95,761,015
EXPENSES
Advisory Fees	933,178	1,526,307
Banking Fees	84,057	144,127
Audit Fees	7,050	13,200
Legal Fees	80,810	109,027
Directors Fees and Expenses	30,563	61,129
Registration and Filing Fees	3,000	10,173
Insurance, Rating and Other	(73,366)	(163,537)
Total Expenses	1,065,292	1,700,426
Less Expenses Waived by the Investment
Advisor	(12,727)	(42,921)
Net Expenses	1,052,565	1,657,505
Net Investment Income	73,419,630	94,103,510
Net Realized Loss on Sale of Investments	(41,212)	(127,015)
Net Increase in Net Assets Resulting from Operations	$73,378,418	$93,976,495

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended December 31, 2006 (unaudited)	Year Ended June 30, 2006
INCREASE IN NET ASSETS
Operations
Net Investment Income	$73,419,630	$94,103,510
Net Realized Loss on Sale of Investments	(41,212)	(127,015)
Net Increase in Net Assets	73,378,418	93,976,495
Distributions
Net Investment Income, Net of Loss on Sale of Investments	(73,378,418)	(93,976,495)
Total Distributions	(73,378,418)	(93,976,495)
Capital Share Transactions (at $1.00 per share)
Issued	1,855,469,405	3,162,306,842
Redeemed	(1,194,029,091)	(2,419,701,123)
Distributions Reinvested	73,378,418	93,976,495
Net Increase from Capital Share Transactions	734,818,732	836,582,214
Total Increase in Net Assets	734,818,732	836,582,214
Net Assets
Beginning of Period	2,737,201,001	1,900,618,787
End of Period	$3,472,019,733	$2,737,201,001

The accompanying notes are an integral part of these financial statements

SNAP Fund Semi-Annual Report | December 31, 2006 7

NOTES TO FINANCIAL STATEMENTS (unaudited)

A. ORGANIZATION

Commonwealth Cash Reserve Fund, Inc. (“CCRF”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company and was organized as a Virginia corporation on December 8, 1986. CCRF offers three separate investment portfolios: the SNAP® Fund (“the Fund”), the Commonwealth Cash Reserve Fund (“Prime Portfolio”) and the CCRF Federal Portfolio (“Federal Portfolio”). The Fund is a money market mutual fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, and political subdivisions in Virginia. The Prime Portfolio and Federal Portfolio are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Fund invests in short-term, high quality debt instruments issued by the U.S. government or its agencies and instrumentalities, by U.S. municipalities, and by financial institutions and other companies. The Fund commenced operations on September 17, 2004 through an exchange of shares with the Evergreen Select Money Market Trust - SNAP Fund Series in the amount of $1,846,930,532.

This semi-annual report represents the semi-annual report of the Fund only. The semi-annual report of the Prime Portfolio and the Federal Portfolio is presented separately and can be provided upon request by contacting CCRF.

B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at December 31, 2006. It is the Fund’s policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the SNAP Fund on the last business day of each month.

4.
The Fund may invest cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.
The Fund has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2006, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes. The components of the Fund’s net assets on a tax basis are materially the same as the book components of the Fund’s net assets.

8 SNAP Fund Semi-Annual Report | December 31, 2006

6.
On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund's management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

7.
In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements, (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. The Fund's management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

C. FEES AND CHARGES

In conjunction with the reorganization of the Fund into CCRF, CCRF entered into agreements with PFM Asset Management LLC (“PFM”) to provide investment advisory, administration, and transfer agent services to the Fund. Prior to this, the Evergreen Investment Management Company, LLC (“EIMC”) served as the investment advisor and administrator for the Fund and State Street Bank and Trust served as transfer agent for the Fund.

Fees for investment advisory services provided by PFM to the Fund are calculated at an annual rate of .08% of the average daily net assets of the Fund up to $1 billion, and .06% on such assets in excess of $1 billion. Fees for administrative and transfer agent services provided by PFM to the Fund are limited to out-of-pocket expenses attributable to the performance of duties under the administration and transfer agency agreements. No administrative or transfer agent fees were charged to the Fund by PFM during the six month period ended December 31, 2006. PFM voluntarily waived $12,727 of fees under its investment advisory agreement to minimize the operating expenses of the Fund for the six month period ended December 31, 2006. Fees paid to PFM after such waivers represented .07% of the Fund’s average net assets for the six months ended December 31, 2006.

CCRF has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 of the 1940 Act, which permits CCRF to bear certain expenses in connection with the distribution of its shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor pursuant to a distribution agreement with CCRF. The Distributor is a wholly owned subsidiary of PFM. The Distribution Plan does not authorize CCRF to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the six month period ended December 31, 2006, the Fund did not make any payments pursuant to the Distribution Plan.

SNAP Fund Semi-Annual Report | December 31, 2006 9

During the six month period ended December 31, 2006, the Fund incurred approximately $3,600 of legal expenses for services of a law firm of which the former Secretary of CCRF is a Partner.

CCRF has entered into agreements with various service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. CCRF has had no claims or payments pursuant to these or prior agreements, and CCRF’s management believes the likelihood of a claim being made is remote.

D. GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures of its investment portfolio as of December 31, 2006 have been provided for the information of the Fund’s shareholders.

Credit Risk

The Fund’s investment policies are set forth in the Fund’s Prospectus and are further described in the Fund’s Statement of Additional Information. The Fund may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts.

As of December 31, 2006, the Fund’s investment portfolio was comprised of investments which were, in aggregate, rated by Standard & Poor’s (“S&P”) as follows:

S&P Rating	Percentage of Portfolio
AAA	8.2%
A-1+	63.7%
A-1	16.2%
AA+	.6%
AA	4.5%
AA-	6.8%

The above ratings of the Fund include the ratings of collateral underlying repurchase agreements in effect at December 31, 2006.

Concentration of Credit Risk

The Fund may not purchase a security if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). The Fund may not buy the obligations of any issuer, other than those of the United States Government, its agencies and instrumentalities, if more than 5% of its total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

10 SNAP Fund Semi-Annual Report | December 31, 2006

Although the Fund may not lend money or assets, it may buy those debt obligations or use those deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectus). It may also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin. The Fund may not buy securities that cannot be freely sold for legal reasons. The Fund may not purchase securities of any other investment company if more than 10% of its total assets would then be invested in investment companies. The Fund may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are: (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Fund’s investment policy establishes certain restrictions on investments and limitations on portfolio composition.

The Fund’s investment policy provides that no more than 35% of its total assets may be invested in commercial paper, and no more than 5% of its total assets may be invested in commercial paper of any single issuer.

The Fund’s investment holdings at December 31, 2006 included the following issuers which individually represented greater than 5% of the Fund’s total investment portfolio:

Issuer	% of Portfolio
Bear Stearns	9.3%
Goldman Sachs Group	5.8%

Interest Rate Risk

The Fund’s investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that: (1) the Fund maintain a dollar-weighted average maturity of not greater than ninety days; (2) any investment securities purchased by the Fund have remaining maturities of 397 days or less; and (3) the remaining maturity of any commercial paper purchased by the Fund be limited to 270 days or less.

The weighted average maturity of investments held by the Fund at December 31, 2006 was 50.8 days. The fair value and weighted average maturity of the types of investments in which the Fund was invested at December 31, 2006 are as follows:

Type of Investments	Fair Value	Weighted Average Maturity
U.S. Government Agency Bonds	$103,213,028	315.2 Days
Certificates of Deposit	1,821,896,893	62.0 Days
Corporate Notes	72,939,489	45.4 Days
Asset-Backed Commercial Paper	700,324,868	33.7 Days
Commercial Paper	502,795,847	7.3 Days
Repurchase Agreements	273,260,000	2.0 Days
Total	$3,474,430,125

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; and (2) the effective maturity of available securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its call date.

SNAP Fund Semi-Annual Report | December 31, 2006 11

CCRF Board of Directors, Officers and Advisory Board (unaudited )

Name, Position Held with Fund,
(Served Since), Birthyear, Other	Principal Occupation(s) During the Past Five Years (Number of Portfolios
Directorships Held	in Fund Complex Overseen by Director/ Officer/Advisory Board Member)
INDEPENDENT DIRECTORS
Giles Dodd	Retired; Former Director of Finance, City of Greenville, South
Director (1996)	Carolina, 1993-1996; Former Director of Finance/Assistant City
Birthyear: 1926	Manager, City of Virginia Beach; Past President Virginia
Other directorships: None	Government Finance Officers Association; (3)
Robert J. Fagg, Jr.	Retired; Former Director of the Annual Giving Program,
Director (1986)	Virginia Commonwealth University, 1981-1998; Development
Birthyear: 1940	Officer, 1974-1981; (3)
Other directorships: None
Robert R. Sedivy	Vice President-Finance and Treasurer, Collegiate School,
Director (1996)	Richmond, Virginia, 1988-present; Past President Virginia
Birthyear: 1946	Association of Independent Schools Financial Officers
Other directorships: None	Group; (3)
OFFICERS AND AFFLIATED DIRECTORS
Jeffrey A. Laine	President, Commonwealth Financial Group, 1994-present; President,
Director, President &	Laine Financial Group, Inc., (an investment advisory firm) 1992-
Treasurer (1986)	present; (3)
Birthyear: 1957
Other directorships: None
Martin P. Margolis	President, PFM Asset Management LLC, 2001-present; Managing
Director & Vice President (1996)	Director, Public Financial Management, Inc., (a financial advisory
Birthyear: 1944	firm) 1986-present; (3)
Other directorships: None
Jennifer L. Scheffel, Esq.	Senior Managing Consultant, PFM Asset Management LLC,
Secretary (2005)	2004 to present; Assistant Vice President, Ambac Financial
Birthyear: 1972	Group, Inc., 2004; Assistant Vice President, Chief Compliance
Other directorships: None	Officer, Cadre Financial Services, Inc., 2002 to 2004;
PlusFunds Group, Inc., 2001 to 2002; Cozen & O’Conner,
2000 to 2001; (3)
ADVISORY BOARD MEMBERS
Richard A. Cordle, M.G.T.	Treasurer, Chesterfield County, Virginia, 1991-present; (3)
Advisory Board Member (2006)
Birthyear: 1955
Other directorships: None
Larry W. Davenport	Director of Finance, Hampton Roads Transit, Virginia, 2004 -
Advisory Board Member (1995)	present; Director of Finance, Southeastern Public Service Authority,
Birthyear: 1946	Virginia, 1998-2004; (3)
Other directorships: None
Ann Davis, M.G.T.	Treasurer, City of Williamsburg / James City County, Virginia, 1998-present; (3)
Advisory Board Member (2006)
Birthyear: 1946
Other directorships: None
Richard A. Davis	Public Finance Manager, Virginia Department of Treasury,
Advisory Board Member (2006)	1997-present; (3)
Birthyear: 1945
Other directorships: None
Christopher Martino
Advisory Board Member (1996)	Director of Finance, Prince William County, Virginia, February
Birthyear: 1956	1996-present; Certified Public Accountant, Member of the Government
Other directorships: None	Finance Officers Association. (3)

12 SNAP Fund Semi-Annual Report | December 31, 2006

VIRGINIA TREASURY BOARD AND SNAP PROGRAM ADVISORY BOARD
(unaudited)

The SNAP Program Investment Manager has appointed an Advisory Board of local government officials to provide consultation and advice to the Program. Members of the SNAP Advisory Board do not serve on the Virginia Treasury Board and do not serve as directors or officers of the Fund, but may be employees of Virginia governmental entities that participate in the SNAP Program. SNAP Advisory Board members receive no compensation for their services on the SNAP Advisory Board and do not have authority to bind the Virginia Treasury Board, the SNAP Program or the Fund.

Commonwealth of Virginia Treasury Board	SNAP® Program Advisory Board

J. Braxton Powell, Chair Janie Bowen K. David Boyer, Jr. Kenneth N. Daniels Douglas W. Densmore Robert C. Goodman, Jr. David A. Von Moll	Terry S. Adams John T. Atkinson Sheryl Bailey Reta R. Busher Barbara O. Carraway Richard A. Cordle John J. Cusimano	Francis X. O’Leary Rodney Oliver C. William Orndoff, Jr. Fred W. Parker Larry K.Pritchett John H. Tuohy Ronald H.Williams

SNAP Fund Semi-Annual Report | December 31, 2006 13

INFORMATION ABOUT THE FUND’S EXPENSES (unaudited)

As a shareholder of the Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Fund does not charge its shareholders transaction-based fees or distribution fees; however, as with all mutual funds, the Fund does incur operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2006. This example illustrates the Fund’s expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled “Expenses Paid During the Period” for the Fund to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare the Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the SNAP Fund for the
Six Months Ended December 31, 2006

			Expenses
	Beginning	Ending	Paid per
	Account	Account Value	$1,000
	Value	December 31,	During
	July 1, 2006	2006	Period*
Based on Actual SNAP Fund Expenses
and Returns	$1,000.00	$1,026.90	$0.39
Based on Actual SNAP Fund Expenses
and a Hypothetical 5% Return Before Expenses	$1,000.00	$1,024.82	$0.39

* Expenses are equal to the SNAP Fund’s annualized expense ratio of 0.08% multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

14 SNAP Fund Semi-Annual Report | December 31, 2006

Please note that the expenses shown in the preceeding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the SNAP Fund does not charge its shareholders transaction-based fees or distribution fees, however other funds used for comparison may charge transactional fees or distribution fees.

SNAP Fund Semi-Annual Report | December 31, 2006 15

OTHER FUND INFORMATION (Unaudited)

Board Consideration of Fund’s Investment Advisory Agreement

At a meeting held on July 19, 2006, the Board of Directors, including a majority of directors who are not “interested persons,” as defined by the 1940 Act, of the Fund (“Independent Directors”), approved the renewal of the Investment Advisory Agreement between the Fund and PFM. In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically for purposes of determining whether to renew the Fund’s Investment Advisory Agreement.

In consider such materials, the Independent Directors received assistance and advice from and met separately with independent counsel. While the Board considered the Investment Advisory Agreement for the Fund and the Prime Portfolio and Federal Portfolio at the same Board meeting, information was provided and considered by the Board for the Fund and each Portfolio individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of Independent Directors, determined that the existing advisory fee structure for the Fund was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished and no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the continuation of the Fund’s Investment Advisory Agreement, the following discusses the primary factors relevant to the Board’s deliberations and determination, including those relating to the selection of the investment adviser and the approval of the advisory fees.

Nature, Extent and Quality of Services The Board considered the services provided by PFM to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered PFM’s research and portfolio management capabilities, administrative and compliance infrastructure (including technology and operational support), and ability to monitor the administrative, transfer agency and other functions performed for the Fund. The Board noted their overall satisfaction with the nature, quality and extent of services provided by PFM and concluded that the Fund was receiving all services required from PFM under its Investment Advisory Agreement with the Fund and that such services were of high quality.

Comparative Fees and Expenses The Board considered the fees and expenses of the Fund compared with those of similar accounts, funds and portfolios, including the Prime and Federal Portfolios. In reviewing this information, the Board noted that the fee and expense information provided reflected actual fees charged without the voluntary waiver of expenses by PFM. It was also noted that the effective total expense ratios for the SNAP Fund as of June 30, 2006 was .07% of the Fund’s net assets. The Board noted that the total expenses of the Fund are among the lowest quartile of its comparison group. The Board determined that the fees and expense ratios of the Fund are fair, among the lowest charged by PFM to its advisory clients, and within the range of the fees and expense ratios of similar funds and portfolios.

Investment Performance The Board considered the investment performance of PFM, the Fund and the CCRF Prime and Federal Portfolios. The Board noted that since inception and for the fiscal year ended June 30, 2006 total returns for the Fund were 3.41% and 4.25%, respectively. The Board reviewed and discussed this performance information and reviewed the performance of the Fund relative to that of comparable funds and portfolios, including other accounts and funds managed by PFM. The Board concluded that the performance of the Fund compared favorably with the performance of similar accounts, funds and portfolios.

16 SNAP Fund Semi-Annual Report | December 31, 2006

Economies of Scale With regard to economies of scale, the Board noted that economies of scale are realized when a fund’s assets increase significantly. The Board noted that, although the net assets of the Fund have grown since its inception, the Fund has not reached an appropriate size to support further fee reductions based on economies of scale realized by PFM. However, the Board noted that they would consider negotiating such fee reductions should there by significant growth in assets of the Fund.

Profitability to Adviser The Board reviewed a profitability analysis which contained information relating to the costs and profits realized by the Adviser and its affiliates resulting from its relationship with CCRF and the Fund for the years ended June 30, 2006 (actual) and June 30, 2007 (projected). The Board reviewed and discussed the information contained therein, including the dollar amounts of the expenses allocated to different products and profits realized by the Adviser. The Board concluded that PFM had not received any significant indirect benefits from its relationship with CCRF or the Fund. After reviewing the information in the profitability analysis, the Board determined that the profitability amount indicated therein was not disproportionately large as to bear no reasonable relationship to the services rendered and also determined that, given the overall performance of the Fund and superior service levels, the current profitability of PFM resulting from its relationship with CCRF and the Fund was not excessive.

Experience and Qualifications The Board also reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel which was provided at the meeting. The Directors reviewed financial information and other information concerning PFM’s brokerage and portfolio transactions and compliance. The Board noted their satisfaction with the services provided by PFM, the quality of the personnel of PFM who service the Fund and the responsiveness of PFM’s personnel in general.

SNAP Fund Semi-Annual Report | December 31, 2006 17

Commonwealth Cash Reserve Fund, Inc. 4350 North Fairfax Drive, Suite 580 Arlington, VA 22203 1-800-338-3383
Investment Advisor
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Depository Bank
Wachovia Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Independent Registered Public Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2006.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2006.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2006.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2006.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Commonwealth Cash Reserve Fund, Inc.

By (Signature and Title)*	/s/ Jeffrey A. Laine
Jeffrey A. Laine, President

Date  3/9/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey A. Laine
Jeffrey A. Laine, President

Date  3/9/2007

By (Signature and Title)*	/s/ Jeffrey A. Laine
Jeffrey A. Laine, Treasurer

Date  3/9/2007

* Print the name and title of each signing officer under his or her signature.